Net Loss per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	3 Months Ended								4 Months Ended		6 Months Ended			12 Months Ended
	Jul. 14, 2014	Dec. 30, 2013	Oct. 07, 2013	Jul. 15, 2013	Dec. 31, 2012		Oct. 01, 2012	Jul. 09, 2012	Apr. 22, 2013	Apr. 16, 2012	Dec. 30, 2013	Jul. 14, 2014	Jul. 15, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011
Earnings Per Share [Abstract]
Net and comprehensive loss	$ 1,118,941	$ (3,097,745)	$ 350,657	$ 422,869	$ 753,182	[1]	$ (459,111)	$ (577,024)	$ (1,390,877)	$ 30,058	$ (2,747,088)	$ (8,869,190)	$ (968,008)	$ (3,715,096)	$ (252,895)	$ (26,925)
Basic (in shares)	19,269,746			12,561,414								15,812,901	12,561,414
Diluted (in shares)	19,477,864			12,561,414								15,812,901	12,561,414
Basic (USD per share)	$ 0.06			$ 0.03								$ (0.56)	$ (0.08)
Diluted (USD per share)	$ 0.06			$ 0.03								$ (0.56)	$ (0.08)
Net loss per share, basic and diluted (USD per share)		$ (0.25)	$ 0.03	$ 0.03	$ 0.06	[1]	$ (0.04)	$ (0.05)	$ (0.11)	$ 0.00				$ (0.30)	$ (0.02)	$ 0.00

[1]	The fiscal quarter ended December 31, 2012 consisted of 13 weeks.